Sohu.com Limited Shareholders' Equity (Sogou 2010 Share Incentive Plan, Summary of Categories of Share Options) (Details) - Sogou [Member] - Sogou 2010 Share Incentive Plan [Member]
shares in Thousands
Dec. 31, 2019 shares
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	39,213
Number of shares under granted share options for purposes of share-based compensation expense	37,340
Number of shares under vested and exercisable share options	32,974
Number of shares under exercised share options	30,178
Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	29,932
Number of shares under granted share options for purposes of share-based compensation expense	28,059
Number of shares under vested and exercisable share options	27,653
Number of shares under exercised share options	26,767
Service-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	2,031
Number of shares under granted share options for purposes of share-based compensation expense	2,031
Number of shares under vested and exercisable share options	951
Number of shares under exercised share options	481
IPO-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	7,250
Number of shares under granted share options for purposes of share-based compensation expense	7,250
Number of shares under vested and exercisable share options	4,370
Number of shares under exercised share options	2,930